UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

          -----------------------------------------------------------

                  Investment Company Act file number 811-08191

          -----------------------------------------------------------

                              BULLFINCH FUND, INC.
              (Exact name of registrant as specified in charter)

                           3909 Rush Mendon Road
                               Mendon, NY  14506

                   (Address of principal executive offices)

          -----------------------------------------------------------

                               AGENT FOR SERVICE:

                               Christopher Carosa
                              Bullfinch Fund, Inc.
                           3909 Rush Mendon Road
                                Mendon, NY  14506
                    (Name and Address of Agent for Service)

          -----------------------------------------------------------

Registrant's telephone number, including area code: 1-585-624-3650

Date of fiscal year end: October 31, 2008

Date of reporting period: July 1, 2008 - June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, And the Commission will make this information public. A registrant is not Required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of infor-mation under the clearance requirements of 44 U.S.C. ss. 3507.

==============================================================================

Item 1. Proxy Voting Record

Bullfinch Fund, Inc. Unrestricted Series
TICKER: BUNRX
PROXY VOTING RECORD
7/1/2008-6/30/2009


Chesapeake Utilities
CPK
5/6/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For 	For
===============================================================================

Cisco
CSCO
11/13/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Committee Human RightsShareholder	Yes	Against	For
4 Human Rights	Shareholder	Yes	Against	For
===============================================================================


Corning
GLW
4/30/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Majority Votes	Shareholder	Yes	For	Against
4:Annual ElectionsShareholder	Yes	For	Against
===============================================================================


Dell Computer
DELL
7/18/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Incentive BonusPlanManagement	Yes	For	For
4:Proxy ReimbursementShareholder	Yes	Against	For
5:Executive CompensationShareholder	Yes	Against	For
===============================================================================


Fastenal
FAST
4/21/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
===============================================================================

Fifth Third
FITB
Special Meeting 12/29/2008
-------------------------------------------------------------------------------
					Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:TARP Preferred	Management	Yes	For	For
2:Voting Rights PreferredManagement	Yes	For	For
3:Certificate IncorporationManagement	Yes	For	For
4:Right to AdjournManagement	Yes	For	For
===============================================================================


Fifth Third Bank
FITB
4/21/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Issue Perferred Shares	Management	Yes	For	For
3:Stock Purchase Plan	Management	Yes	For	For
4:Auditors	Management	Yes	For	For
5:Executive Compensation	Management	Yes	For	For
6:Vote on Shareholder Proposals	Shareholder	Yes	For	Against
7:Other Business	Shareholder	Yes	For	Against
===============================================================================


FiServ
FISV
3/27/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Employee Stock Purchase PlanManagement	Yes	For	For
3:Auditors		Management	Yes	For	For
===============================================================================


Fred's
FRED
6/17/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Majority Voting for DirectorsShareholder	Yes	Against	For
===============================================================================


"Gallagher, AJ"
AJG
6/12/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Long-term Incentive Plan	Management	Yes	For	For
===============================================================================
General Electric
GE
4/22/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
A1-15:Directors	Management	Yes	For	For
B1:Auditors		Management	Yes	For	For
C1:Cumulative VotingShareholder	Yes	Against	For
C2:Advisory Vote Executive Compensation	Shareholder	Yes	For	Against
C3:Study Break-up GEShareholder	Yes	Against	For
C4:Divdend Units	Shareholder	Yes	Against	For	Yes
C5:Golden ParachutesShareholder	Yes	Against	For
===============================================================================

Gentex
GNTX
6/14/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
===============================================================================

Helmerich & Payne
HP
3/4/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
===============================================================================

IDEX
IEX
4/7/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
===============================================================================

Intel
INTC
5/20/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1a-k:Directors	Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Equity Incentive Plan	Management	Yes	For	For
4:Stock Option Exchange Program	Management	Yes	Against	Against
5:Advisory Vote Exec Comp	Management	Yes	For	For
6:Cumulative Voting	Shareholder 	Yes	Against	For
7:Human Right to Water	Shareholder	Yes	Against	For
===============================================================================


Johnson & Johnson
JNJ
4/23/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1a-j:Directors	Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Advisory Vote Exec Compensation	Shareholder	Yes	For	Against
=============================================================================

Medtronic
MDT
8/21/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Stock Incentive Plan	Management	Yes	For	For
===============================================================================

Microsoft
MSFT
11/19/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1-9:Directors	Management	Yes	For	For
10:Exec Officer Incentive Plan	Management	Yes	For	For
11:Stock Option Plan Directors	Management	Yes	For	For
12:Auditors		Management	Yes	For	For
13:Internet Censorship	Shareholder	Yes	Against	For
14:Human Rights	Shareholder	Yes	Against	For	Yes
15:Charitable Contributions	Shareholder	Yes	Against	For	Yes
===============================================================================

Mylan
MYL
5/7/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Increase Authorized Shares	Management	Yes	For	For
3:Long-term Incentive Plan	Management	Yes	For	For
4:Change in BylawsManagement	Yes	For	For
5:Auditors		Management	Yes	For	For
===============================================================================

National Semiconductor
NSM
9/25/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================

Oracle
ORCL
10/10/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Executive Bonus Plan	Management	Yes	For	For
3:Auditors		Management	Yes	For	For
4:Executive Compensation	Shareholder	Yes	For	Against
==============================================================================


Paychex
PAYX
10/7/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================


Pfizer
PFE
4/23/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1a-n:Directors	Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Stock Plan	Management	Yes	For	For
4:Stock Options	Shareholder	Yes	Against	For
5:Advisory Vote Exec Comp	Shareholder	Yes	For	Against
6:Cumulative VotingShareholder	Yes	Against	For
7:Special meetingsShareholder	Yes	For	Against
==============================================================================


Sensient
SXT
4/23/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Incentive Compensation	Management	Yes	For	For
3:Auditors		Management	Yes	For	For
==============================================================================


Synopsis
SNPS
2/27/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Employee Incentive Plan	Management	Yes	For	For
3:Auditors		Management	Yes	For	For
==============================================================================


Tyco Electronics
TEL
6/22/2009
-------------------------------------------------------------------------------

						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Stock Incentive Plan	Management	Yes	For	For
3:Auditors		Management	Yes	For	For
==============================================================================


Tyco Electronics
TEL
Special Meeting 6/22/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Swiss Incorporation	Management	Yes	For	For
2:Eliminate Supermajority	Management	Yes	For	For
3:Increase Share Capital	Management	Yes	For	For
4:Distribution to Shareholders	Management	Yes	For	For
5:Confirm Swiss Law	Management	Yes	For	For
6:Approve Corporate Name	Management	Yes	For	For
7:Change Corporate Purpose	Management	Yes	For	For
8:Approve Swiss Articles of Assoc.	Management	Yes	For	For
9:Confirm Place of Business	Management	Yes	For	For
10:Approve Auditors	Management	Yes	For	For
11:Swiss Registered Auditor	Management	Yes	For	For
12:Limit Votes by Single Grp	Management	Yes	For	For
13:Supermajority	Management	Yes	For	For
14:Adjournment/Postonement	Management	Yes	For	For
==============================================================================


Xerox
XRX
5/21/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1a-j:Directors	Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================



Bullfinch Fund, Inc. Greater Western New York Series
TICKER: BWNYX
PROXY VOTING RECORD
7/1/2008-6/30/2009

Astronics
ATRO
5/5/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Share conversionShareholder	Yes	For	Against
==============================================================================

Christopher Banks
CBK
7/30/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Equity Incentive Plan	Management	Yes	For	For
3:Stock Incentive Plan	Management	Yes	For	For
4:Auditors		Management	Yes	For	For
5:Declassify BoardShareholder	Yes	For	Against
6:Other Business	Management	Yes	For	For
==============================================================================


Columbus McKinnon
CMCO
7/28/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================


Community Bank
CBU
5/20/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Declassify BoardManagement	Yes	For	For
==============================================================================


Computer Task Group
CTGX
5/13/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
==============================================================================


Constellation Brands
STZ
7/17/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================


Corning
GLW
4/30/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Majority Votes	Shareholder	Yes	For	Against
4:Annual ElectionsShareholder	Yes	For	Against
==============================================================================


Dell Computer
DELL
7/18/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Incentive Bonus Plan	Management	Yes	For	For
4:Proxy Reimbursement	Shareholder	Yes	Against	For
5:Executive Compensation	Shareholder	Yes	Against	For
==============================================================================


Eastman Kodak
EK
5/13/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================


Fastenal
FAST
4/21/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================


Frontier Communications
FTR
5/14/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Equity Incentive Plan	Management	Yes	For	For
==============================================================================


General Electric
GE
4/22/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
A1-15:Directors	Management	Yes	For	For
B1:Auditors		Management	Yes	For	For
C1:Cumulative Voting	Shareholder	Yes	Against	For
C2:Advisory Vote Executive Compensation	Shareholder	Yes	For	Against
C3:Study Break-up GE	Shareholder	Yes	Against	For
C4:Divdend Units	Shareholder	Yes	Against	For
C5:Golden Parachutes	Shareholder	Yes	Against	For
==============================================================================


Genesee & Wyoming
GWR
5/27/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Omnibus Incentive Plan	Management	Yes	For	For
3:Auditors		Management	Yes	For	For
==============================================================================


Gribraltar
ROCK
5/18/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Equity Incentive Plan	Management	Yes	For	For
3:Auditors		Management	Yes	For	For
==============================================================================


Graham Corp
GHM
7/31/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Increase Authorized Shares ( Stock Split )	Management	Yes	For	For
3:Auditors		Management	Yes	For	For
==============================================================================


Greatbatch
GB
5/15/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Incentive Compensation Plan	Management	Yes	For	For
3:Auditors		Management	Yes	For	For
==============================================================================


Harris Interactive
HPOL
10/28/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================


Home Properties
HME
5/5/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================


IDEX
IEX
4/7/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================


IEC Electronics
IECE
2/4/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Reverse Stock Split	Management	Yes	Against	Against
==============================================================================


Ingram Micro
IM
6/3/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================


Johnson & Johnson
JNJ
4/23/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1a-j:Directors	Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Advisory Vote Exec Compensation	Shareholder	Yes	For	Against
==============================================================================


M & T Bank
MTB
4/21/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Equity Incentive Management	Yes	For	For
3:Executive Officers	Management	Yes	For	For
4:Auditors		Management	Yes	For	For
==============================================================================


Mod Pac
MPAC
5/6/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================


Monro Muffler
MNRO
8/12/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================


Moog
MOGA
1/7/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================


National Fuel Gas
NFG
3/12/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Director equity compensation plan	Management	Yes	For	For
==============================================================================


Northrop Grumman
NOC
5/20/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
3:Space based Weapons	Shareholder	Yes	Against	For
4:Advisory Vote Exec Comp	Shareholder	Yes	For	Against
5:Special meetingsShareholder	Yes	For	Against
==============================================================================


Oracle
ORCL
10/10/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Executive Bonus Plan	Management	Yes	For	For
3:Auditors		Management	Yes	For	For
4:Executive Compensation	Shareholder	Yes	For	Against
==============================================================================


Paychex
PAYX
10/7/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================


Servotronics
SVT
7/3/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
==============================================================================


Southwest Airlines
LUV
5/20/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Employee stock Purchase plan	Management	Yes	For	For
3:Auditors		Management	Yes	For	For
4:Reincorporate	Shareholder	Yes	Against	For
5:Health Care Reform	Shareholder	Yes	Against	For
==============================================================================


Sovran
SSS
5/21/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Directors Stock Option	Management	Yes	For	For
3:Auditors		Management	Yes	For	For
==============================================================================


Tyco Electronics
TEL
6/22/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Stock Incentive Plan	Management	Yes	For	For
3:Auditors		Management	Yes	For	For
==============================================================================


Tyco Electronics
TEL
Special Meeting 6/22/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Swiss Incorporation	Management	Yes	For	For
2:Eliminate Supermajority	Management	Yes	For	For
3:Increase Share Capital	Management	Yes	For	For
4:Distribution to Shareholders	Management	Yes	For	For
5:Confirm Swiss Law	Management	Yes	For	For
6:Approve Corporate Name	Management	Yes	For	For
7:Change Corporate Purpose	Management	Yes	For	For
8:Approve Swiss Articles of Assoc.	Management	Yes	For	For
9:Confirm Place of Business	Management	Yes	For	For
10:Approve Auditors	Management	Yes	For	For
11:Swiss Registered Auditor	Management	Yes	For	For
12:Limit Votes by Single Grp	Management	Yes	For	For
13:Supermajority	Management	Yes	For	For
14:Adjournment/Postonement	Management	Yes	For	For
==============================================================================


Ultra Life
ULBI
6/9/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For	With
==============================================================================


Veramark
VERA
5/28/2008
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================


Virtualscopics			`
VSCP
5/28/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1:Directors		Management	Yes	For	For
2:Reverse Stock Split	Management	Yes	For	For
3:Long Term Incentive Plan	Management	Yes	For	For
4:Stock Option Exchange Program	Management	Yes	Against	Against
==============================================================================


Xerox
XRX
5/21/2009
-------------------------------------------------------------------------------
						Vote	For/Against
# Proposal		Sponsor	Voted	 Cast	Management
1a-j:Directors	Management	Yes	For	For
2:Auditors		Management	Yes	For	For
==============================================================================

                                 SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.



/s/ Christopher Carosa
--------------------
Christopher Carosa
President



August 14, 2009